Net Loss Per Share (Details) - Schedule of Anti-Dilutive Effect Excluded from Potential Computation of Diluted Net Loss Per Share - shares	3 Months Ended	8 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Schedule of Anti-Dilutive Effect Excluded from Potential Computation of Diluted Net Loss per Share [Line Items]
Total anti-dilutive securities	6,549,671	6,549,671
Outstanding Employee Warrants to Purchase Common Stock [Member]
Schedule of Anti-Dilutive Effect Excluded from Potential Computation of Diluted Net Loss per Share [Line Items]
Total anti-dilutive securities	3,054,358	3,054,358
Outstanding Unvested Restricted Stock Awards [Member]
Schedule of Anti-Dilutive Effect Excluded from Potential Computation of Diluted Net Loss per Share [Line Items]
Total anti-dilutive securities	2,207,553	2,207,553
Outstanding and Issued Common Stock Options [Member]
Schedule of Anti-Dilutive Effect Excluded from Potential Computation of Diluted Net Loss per Share [Line Items]
Total anti-dilutive securities	1,287,760	1,287,760